Equity - Schedule of Information Regarding Restricted Stock Units (Detail) - Restricted Stock Units shares in Thousands	9 Months Ended
Sep. 30, 2017 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted during the period	104
Vested and issued	0
Forfeited	0
Outstanding on September 30, 2017	104